Subsequent Events - Additional Information (Details) - USD ($)	Nov. 15, 2021	Nov. 12, 2021	Sep. 30, 2021	Feb. 17, 2021	Dec. 31, 2020
Gores Metropoulos II, Inc.
Subsequent Event [Line Items]
Notes and advances payable – related party			$ 1,500,000		$ 300,000
Sponsor | Subsequent Event
Subsequent Event [Line Items]
Notes and advances payable – related party	$ 0
Sponsor Loan | Gores Metropoulos II, Inc.
Subsequent Event [Line Items]
Promissory note issued				$ 1,500,000
Sponsor Loan | Subsequent Event | Gores Metropoulos II, Inc.
Subsequent Event [Line Items]
Promissory note issued		$ 1,000,000